Subsequent Events (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 11, 2023	Apr. 03, 2023	Mar. 31, 2023	Mar. 31, 2023	Mar. 27, 2023	Mar. 23, 2023	Mar. 16, 2023	Mar. 16, 2023	Feb. 17, 2023	Feb. 03, 2023	Jan. 01, 2022	Feb. 28, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Debt instrument interest rate effective percentage									8.00%
Share price									$ 10.40						$ 20.00
Common stock, par value			$ 0.0001	$ 0.0001									$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from Issuance of Debt															$ 800,000
Number of common stock upon exercise of options													297
Decrease in authorized common stock													$ 2,708,642	$ 315,000	$ 289,800
Common Stock [Member]
Subsequent Event [Line Items]
Warrant excercise price per share										$ 15.00
Share price			20.00	20.00									$ 20.00
Proceeds from the sale of common stock, net of fees and expenses, shares											4,731		69,000	4,731	4,731	62,037
Number of common stock upon exercise of options													297			3,872
Decrease in authorized common stock													$ 7			$ 6
February Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price										$ 450,000
Proceeds from Issuance of Debt									$ 2,000,000
Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from the sale of common stock, net of fees and expenses, shares												7,500
Decrease in authorized common stock												$ 93,000
March Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrant excercise price per share						$ 0.20
Warrants to purchase shares						115,000
Proceeds from the sale of common stock, net of fees and expenses, shares						69,000
Number of common stock upon exercise of options						276,000
Shares issued, price per share						$ 12.60
Net proceeds from offering					$ 3,000,000
Note Warrants [Member]
Subsequent Event [Line Items]
Debt instrument term													5 years
February Debentures [Member]
Subsequent Event [Line Items]
Debt instrument interest rate effective percentage									105.00%
February Debentures [Member] | February Purchase Agreement [Member]
Subsequent Event [Line Items]
Demand notes										$ 500,000
February Warrant [Member]
Subsequent Event [Line Items]
Warrant excercise price per share										$ 12.60
Warrants to purchase shares										12,500
February Commitment Shares [Member]
Subsequent Event [Line Items]
Warrants to purchase shares										4,167
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument interest rate effective percentage									8.00%
Outstanding ordinary share percentage			$ 9.99	$ 9.99									$ 9.99
Share price									$ 10.40
Proceeds from the sale of common stock, net of fees and expenses, shares	16,250												9,287
Decrease in authorized common stock	$ 6,250,000
Subsequent Event [Member] | Wisconsin Fertility Institute Acquisition [Member]
Subsequent Event [Line Items]
Purchase price value								$ 10,000,000
Description of acquired business							The purchase price is payable in four installments of $2.5 million each (which payments may be offset by assumption of certain Wisconsin Fertility liabilities, payable at closing and on each of the subsequent three anniversaries of closing. The sellers have the option to take all or a portion of the final three installments in shares of INVO common stock valued at $125.00, $181.80, and $285.80, for the second, third, and final installments, respectively.
Payment purchase price value							$ 2,500,000
Subsequent Event [Member] | Wisconsin Fertility Institute Acquisition [Member] | Second Installment [Member]
Subsequent Event [Line Items]
Debt instrument periodic payment							125,000,000.00
Subsequent Event [Member] | Wisconsin Fertility Institute Acquisition [Member] | Third Installment [Member]
Subsequent Event [Line Items]
Debt instrument periodic payment							181,800,000
Subsequent Event [Member] | Wisconsin Fertility Institute Acquisition [Member] | Final Installment [Member]
Subsequent Event [Line Items]
Debt instrument periodic payment							$ 285,800,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrant excercise price per share									15.00
Common stock, par value									0.0001
Subsequent Event [Member] | February Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price									$ 450,000
Proceeds from Issuance of Debt									$ 2,000,000
Repayments of related party debt		$ 213,879
Subsequent Event [Member] | February Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Demand notes		300,000	$ 200,000	$ 200,000									$ 200,000
Subsequent Event [Member] | February Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Demand notes			39,849	39,849									39,849
Subsequent Event [Member] | February Purchase Agreement [Member] | Wisconsin Fertility Institute Acquisition [Member]
Subsequent Event [Line Items]
Repayments of related party debt			170,000
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Demand notes		$ 100,000
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Wisconsin Fertility Institute Acquisition [Member]
Subsequent Event [Line Items]
Purchase price value										$ 10,000,000.0
Subsequent event description										(i) in a minimum amount of not less than $25,000 and (ii) in a maximum amount of up to the lesser of (a) $750,000 or (b) 200% of the Company’s average daily trading value of the Common Stock.
Subsequent Event [Member] | March Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrant excercise price per share						$ 0.20
Warrants to purchase shares						115,000
Proceeds from the sale of common stock, net of fees and expenses, shares						69,000
Number of common stock upon exercise of options						276,000
Shares issued, price per share						$ 12.60
Net proceeds from offering					$ 3,000,000
Additional gross proceeds from issuance initial public offering						$ 3,500,000
Subsequent Event [Member] | Convertible Note [Member]
Subsequent Event [Line Items]
Demand notes			$ 410,000	$ 410,000									$ 410,000
Warrant excercise price per share			$ 10.00	$ 10.00									$ 10.00
Subsequent Event [Member] | January Twenty Twenty Three Notes [Member]
Subsequent Event [Line Items]
Demand notes			$ 275,000	$ 275,000									$ 275,000
Warrant excercise price per share			$ 12.00	$ 12.00									$ 12.00
Subsequent Event [Member] | March Twenty Twenty Three Notes [Member]
Subsequent Event [Line Items]
Demand notes			$ 135,000	$ 135,000									$ 135,000
Subsequent Event [Member] | Note Warrants [Member]
Subsequent Event [Line Items]
Debt instrument term				5 years
Subsequent Event [Member] | Warrant Note [Member]
Subsequent Event [Line Items]
Warrant excercise price per share			$ 20.00	$ 20.00									$ 20.00
Warrants to purchase shares			19,375	19,375									19,375
Debt instrument interest rate effective percentage			10.00%	10.00%									10.00%
Subsequent Event [Member] | February Debentures [Member] | February Purchase Agreement [Member]
Subsequent Event [Line Items]
Demand notes									$ 500,000
Subsequent Event [Member] | February Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares									12,500
Subsequent Event [Member] | February Commitment Shares [Member]
Subsequent Event [Line Items]
Warrants to purchase shares									4,167